Intangible Assets (Details) - Schedule of discount rates	Dec. 31, 2022	Dec. 31, 2021
GEO royalties [Member]
Intangible Assets (Details) - Schedule of discount rates [Line Items]
Discount rates	9.00%	7.50%
LEO royalties [Member]
Intangible Assets (Details) - Schedule of discount rates [Line Items]
Discount rates	17.50%	17.50%